Fair value measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Fair value measurements
Fair value measurements

3. Fair value measurements

Fair value is defined as the price that the Company would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment.

The three‑tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1—Unadjusted quoted prices are available in active markets for identical investments as of the reporting date.

Level 2—Pricing inputs are quoted prices for similar investments in active markets; quoted prices for identical or similar investments in inactive markets; or valuations based on models where the significant inputs are observable or can be corroborated by observable market data.

Level 3—Pricing inputs into models are unobservable for the investment. The unobservable inputs require significant management judgment or estimation.

To measure fair value, the Company obtains quoted market prices for its investment securities from its outside investment managers. If a quoted market price is not available, the Company uses prices of similar securities. The fair values obtained from the outside investment managers are reviewed for reasonableness and any discrepancies are investigated for final valuation.

The fair value of the Company’s investments in fixed maturity securities is estimated using relevant inputs, including available market information, benchmark curves, benchmarking of like securities, sector groupings, and matrix pricing. An Option Adjusted Spread model is also used to develop prepayment and interest rate scenarios. Industry standard models are used to analyze and value securities with embedded options or prepayment sensitivities. These fair value measurements are estimated based on observable, objectively verifiable market information rather than market quotes; therefore, these investments are classified and disclosed in Level 2 of the hierarchy.

The following tables present the Company’s fair value hierarchy for financial assets and liabilities measured at fair value on a recurring basis as of September 30, 2019 and December 31, 2018.

September 30, 2019	Level 1	Level 2	Level 3	Total
	(in thousands)
Assets:
Fixed maturity securities
U.S. Governments	$—	$13,539	$—	$13,539
States, territories, and possessions	—	2,469	—	2,469
Political subdivisions	—	1,955	—	1,955
Special revenue excluding mortgage/asset-backed securities	—	18,373	—	18,373
Industrial and miscellaneous	—	128,855	—	128,855
Mortgage/asset-backed securities	—	58,795	—	58,795
Equity securities	22,326	—	—	22,326
Cash, cash equivalents, and restricted cash	16,902	—	—	16,902
Total assets	$39,228	$223,986	$—	$263,214

December 31, 2018	Level 1	Level 2	Level 3	Total
	(in thousands)
Assets:
Fixed maturity securities
U.S. Governments	$—	$15,269	$—	$15,269
States, territories, and possessions	—	1,221	—	1,221
Political subdivisions	—	815	—	815
Special revenue excluding mortgage/asset-backed securities	—	12,453	—	12,453
Industrial and miscellaneous	—	65,126	—	65,126
Mortgage/asset-backed securities	—	27,336	—	27,336
Equity securities	25,171	—	—	25,171
Cash, cash equivalents, and restricted cash	9,924	—	—	9,924
Total assets	$35,095	$122,220	$—	$157,315
Liabilities:
Long-term notes payable	$—	$—	$20,000	$20,000
Total liabilities	$—	$—	$20,000	$20,000

The carrying amounts of financial assets and liabilities reported in the accompanying condensed consolidated balance sheet including cash and cash equivalents, restricted cash, receivables, reinsurance recoverable, and accounts payable and other accrued liabilities approximate fair value due to their short term‑maturity.

The fair value of the Company’s long‑term note payable was determined by calculating the present value of expected future cash flows under the terms of the note agreements discounted at an estimated market rate of interest at December 31, 2018. This is a level 3 measurement.  The Company repaid its long term-notes payable in May 2019 and did not have any long-term debt at September 30, 2019.

Transfers between levels result from changes in the availability of market observable inputs and are recorded at the beginning of the reporting period. There were no transfers between Level 1,  Level 2 or Level 3 during the three and nine months ended September 30, 2019 or the three and nine months ended September 30, 2018.

4. Fair value measurements

The following tables present the Company’s fair value hierarchy for financial assets and liabilities measured as of December 31, 2018 and 2017:

December 31, 2018	Level 1	Level 2	Level 3	Total
		(in thousands)
Assets:
Fixed maturity securities
U.S. Governments	$—	$15,269	$—	$15,269
States, territories, and possessions	—	1,221	—	1,221
Political subdivisions	—	815	—	815
Special revenue excluding mortgage/asset‑backed securities	—	12,453	—	12,453
Industrial and miscellaneous	—	65,126	—	65,126
Mortgage/asset‑backed securities	—	27,336	—	27,336
Equity securities	25,171	—	—	25,171
Cash, cash equivalents, and restricted cash	9,924	—	—	9,924
Total assets	$35,095	$122,220	$—	$157,315
Liabilities:
Long‑term notes payable	$—	$—	$20,000	$20,000
Total liabilities	$—	$—	$20,000	$20,000

December 31, 2017	Level 1	Level 2	Level 3	Total
		(in thousands)
Assets:
Fixed maturity securities
U.S. Governments	$—	$13,285	$—	$13,285
States, territories, and possessions	—	3,197	—	3,197
Political subdivisions	—	4,067	—	4,067
Special revenue excluding mortgage/asset‑backed securities	—	23,914	—	23,914
Industrial and miscellaneous	—	44,531	—	44,531
Mortgage/asset‑backed securities	—	12,919	—	12,919
Equity securities	23,586	—	—	23,586
Cash, cash equivalents, and restricted cash	10,932	—	—	10,932
Total assets	$34,518	$101,913	$—	$136,431
Liabilities:
Long‑term notes payable	$—	$—	$18,095	$18,095
Total liabilities	$—	$—	$18,095	$18,095

The carrying amounts of financial assets and liabilities reported in the accompanying consolidated balance sheet including cash and cash equivalents, restricted cash, receivables, reinsurance recoverable, and accounts payable and other accrued liabilities approximate fair value due to their short term‑maturity.

The fair value of the Company’s long‑term debt was determined by calculating the present value of expected future cash flows under the terms of the note agreements discounted at an estimated market rate of interest at December 31, 2018 and 2017, respectively. This is a level 3 measurement.

Transfers between levels result from changes in the availability of market observable inputs and are recorded at the beginning of the reporting period. There were no transfers between Level 1,  Level 2 or Level 3 during 2018 or 2017.